Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from contracts with customers [Abstract]
Summary Of The Groups' Revenue From Contracts With Customers
The following table summarizes the Group’s revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers during the six months ended 30 June 2024 and 2023:

	30 June
	2024	2023
Product revenue (point in time revenue recognition)	65,912	22,715
License revenue (point in time revenue recognition)	68,058	7,635
Performance revenue (point in time revenue recognition)	30,735	—
Development and other service revenue (over time revenue recognition)	70,885	(10,095)
	235,590	20,255

Summary Of Reconciliation Of Contract Assets And Contract Liabilities
Contract assets and liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below:

	Contract Assets	Contract Liabilities
1 January 2024	46,049	132,444
Contract asset additions	90,926	—
Amounts transferred to trade receivables	(63,588)	—
Customer prepayments	—	43,031
Revenue recognized	—	(78,752)
Foreign currency adjustment	(159)	(2,119)
30 June 2024	73,228	94,604